Share-Based Compensation - Additional Information (Details)					12 Months Ended
	May 23, 2025 EUR (€)	Jan. 03, 2024 Installment	Jan. 03, 2023 Installment	Dec. 15, 2022 Plan	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long term incentive plan number of duration years	3 years			5 years
Number of sub plans | Plan				2
Percentage of target number of shares will vest if group achieves the targets in relation to revenue growth performance criterion					50.00%	50.00%	50.00%
Percentage of target number of shares will vest if the group achieves the targets in relation to the ROIC performance criterion					50.00%	50.00%	50.00%
Percentage of shares vested					200.00%
Share-based compensation expense					€ 1,756,000	€ 2,394,000
Long term incentive award of ordinary shares value with target opportunity	€ 1,820,000
Fair value of shares granted to board members amount					19,690	17,850
Unrecognized compensation expense					€ 2,959,000	€ 1,669,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity							50.00%
First Vesting Period (January 2023 - December 2025) | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity							50.00%
First Vesting Period (January 2023 - December 2025) | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal annual installments | Installment			3
First Vesting Period (January 2023 - December 2025) | Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award cliff vesting period			3 years
First Vesting Period (January 2023 - December 2025) | Restricted Share Unit and Performance Share Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annual dividend yield					0.30%
Second Vesting Period (January 2024 - December 2026) | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity						50.00%
Expected annual dividend yield					0.25%
Second Vesting Period (January 2024 - December 2026) | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity						50.00%
Second Vesting Period (January 2024 - December 2026) | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal annual installments | Installment		3
Second Vesting Period (January 2024 - December 2026) | Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award cliff vesting period		3 years
Third Vesting Period (January 2025 - December 2027) | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity					50.00%
Expected annual dividend yield					0.29%
Third Vesting Period (January 2025 - December 2027) | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of beneficiaries grant target pay opportunity					50.00%